Financial instruments - Fair values and risk management - Sensitivity analysis for types of currency risk (Details) - EUR - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Equity	$ 683	$ 735	$ 437
Profit or loss	$ (9,573)	$ (10,412)	$ (9,952)